STOCKHOLDERS' DEFICIT - Common Stock Shares (Details)			1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 06, 2022 shares	Jun. 07, 2021 USD ($) shares	Feb. 28, 2023 shares	Mar. 31, 2023 USD ($) Vote $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) Vote $ / shares shares	Oct. 20, 2022 shares	Nov. 08, 2021 shares	Oct. 31, 2021 shares
Class of Stock
Common stock, shares authorized (in shares)				50,000,000	50,000,000	50,000,000
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote				1		1
Common stock, shares issued (in shares)							10,805,877
Aggregate purchase price | $				$ 214,200	$ 25,000	$ 284,424
Common stock, shares outstanding (in shares)							4,156,123
Condition for future business combination threshold net tangible assets | $				$ 5,000,001		$ 5,000,001
Months to complete acquisition				21 months		18 months
Redemption period upon closure				10 days		10 days
Obligation to redeem Public Shares if entity does not complete a business combination (as a percent)				100.00%
Common Stock
Class of Stock
Number of shares issued	30,000		20,000	20,000	2,875,000	30,000
Aggregate purchase price | $				$ 2	$ 288	$ 3
Private Placement
Class of Stock
Common stock, shares issued (in shares)								557,000	557,000
Sponsor
Class of Stock
Obligation to redeem Public Shares if entity does not complete a business combination (as a percent)				100.00%		100.00%
Sponsor | Founder shares
Class of Stock
Number of shares issued		4,312,500
Aggregate purchase price | $		$ 25,000
Shares subject to forfeiture									1,437,500
Common stock, shares outstanding (in shares)									2,875,000
Common stock subject to redemption
Class of Stock
Common stock subject to possible redemption, issued (in shares)				694,123	11,500,000	694,123
Shares subject to redemption				694,123	11,500,000	694,123	694,123
Common stock subject to not redemption
Class of Stock
Common stock, shares issued (in shares)					3,432,000	3,462,000
Common stock, shares outstanding (in shares)					3,432,000	3,462,000